Core Bond Class [Member] Expense Example - Core Bond Class [Member] - AB Core Bond Portfolio - C000030494 [Member]	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	217
Expense Example, with Redemption, 10 Years	$ 505